UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2009

Date of reporting period:  November 30, 2008

Item 1. Reports to Stockholders.

Semi-Annual Report

November 30, 2008

Schooner Growth and Income Fund

Class A
(SCNAX)

Class C
(SCNCX)

Investment Adviser

Schooner Investment Group, LLC
150 N. Radnor Chester Road, Suite F-200
Radnor, PA 19087

Phone: 1-866-724-5997

Table of Contents

LETTER TO SHAREHOLDERS	3
EXPENSE EXAMPLE	5
INVESTMENT HIGHLIGHTS	7
SCHEDULE OF INVESTMENTS	10
SCHEDULE OF OPTIONS WRITTEN	14
STATEMENT OF ASSETS AND LIABILITIES	18
STATEMENT OF OPERATIONS	19
STATEMENT OF CHANGES IN NET ASSETS	20
FINANCIAL HIGHLIGHTS	21
NOTES TO FINANCIAL STATEMENTS	23
BASIS FOR TRUSTEES’ APPROVAL OF INVESTMENT ADVISORY AGREEMENT	28
ADDITIONAL INFORMATION	31

Semi-Annual Shareholder Letter 2008 (period ended November 30th, 2008)

Dear Fellow Shareholders,

Welcome! The Schooner Growth and Income Fund (the “Fund”) began operations on August 29, 2008 and the end of November marked our first three full months in operation, making this our inaugural letter. I would like to use the semi-annual update letters as opportunities to convey some of our core values, beliefs, and insights into our investment process. Hopefully, you will find these updates more insightful than a simple rehash of historical news events.  The entire Schooner team is genuinely enthusiastic about the launch of the Fund, this is demonstrated by our significant personal investment in the fund.  Moreover, we are excited by the opportunity to bring Schooner Investment Group’s management services to a broader universe of clients. The genesis of the fund was a personal desire to invest in this type of strategy and a complete displeasure with the offerings available.  We feel that the Fund is as close to the original envisioning as we could have hoped, offering advanced trading strategies with the liquidity of a mutual fund.

The focus of everything I have done professionally for the past 14 years has been on delivering superior risk-adjusted returns, and that focus continues today with the Fund.  What we are striving to produce is “managed beta” or “risk-managed beta”.  Our approach to risk management is a very dynamic process.  In our opinion, it is risk management in the true sense, not some optical, end-of-quarter rubberstamping exercise. It is being able to assess risk and reward on a daily basis and on a position level, continually asking how we want to be positioned, and does this fit the mandate and the profile our investors are looking for. Thus far the Fund has outperformed its benchmark, the S&P 500 index. The performance of each Schooner class of shares and the S&P 500 index for the period is listed below:

Investment Returns
Since Inception
(8/29/2008-12/31/2008)
Schooner Growth and Income Fund – Class A (SCNAX)	-10.58%
Schooner Growth and Income Fund – Class C (SCNCX)	-10.80%
S&P 500	-28.90%

Gross Expense Ratio: 2.03% Class A and 2.78% Class C
Net Expense Ratio: 2.00%* Class A and 2.75%* Class C

*
Pursuant to an operating expense limitation agreement between the Advisor and the Fund, the Advisor has agreed to indefinitely waive its fees and/or absorb expenses of the Fund to ensure that Total Annual Operating Expenses for Class A and Class C shares do not exceed 2.00% and 2.75% respectively.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of a investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Fund performance current to the most recent month-end may be lower or higher than the performance quoted and can be obtained by calling (866) 724-5997. The fund imposes a 2.00% redemption fee on shares held less than 7 days, and if reflected, the fee would reduce the performance shown.

Short term performance, in particular, is not a good indication of the fund’s future performance, and an investment should not be made based solely on returns.

While we certainly are never happy with a negative return, we were very pleased with the Fund’s performance given the extreme stresses to the financial markets over this period.  The return profile of the fund was consistent with our objective of managing downside risk.  I believe our active trading strategy adds value for shareholders, as was manifested over the period.  The average manager may trade his/her portfolio once a month or even once a quarter.  Schooner’s trading staff is dedicated to managing our portfolio on a continuous basis and when something does not fit our criteria, it gets adjusted promptly. Our mandate allows us the flexibility in our process to determine, after looking at the current market environment and volatility regime, what approach we think is most appropriate for the overall portfolio.

At Schooner we have a singular focus on performance. Our goal is to deliver top risk-adjusted returns to investors within the strategies we employ. We do not strive to be all things to all people, but simply the best at what we do. I invite you to visit our web site at www.schoonermutualfunds.com to learn more about the fund.  I thank you for your trust and confidence and look forward to many years of working diligently to bring you the best risk managed product possible.

Sincerely,

Greg Levinson
Portfolio Manager

Must be preceded or accompanied by a prospectus.

Past performance does not guarantee future results.

Opinions expressed in this letter are those of the fund manager, are subject to change and are not guaranteed.

Mutual fund investing involves risk; principal loss is possible.  Investments in debt securities typically decrease in value when interest rates rise.  This risk is usually greater for longer-term debt securities.  The fund may also use options and futures contracts, which have the risks of unlimited losses of the underlying holdings due to unanticipated market movements and failure to correctly predict the direction of securities prices, interest rates and currency exchange rates.  The investment in options is not suitable for all investors.  The fund may hold restricted securities purchased through private placements.  Such securities can be difficult to sell without experiencing delays or additional costs.

Fund holdings and/or sector allocations are subject to change at any time and are not recommendations to buy or sell any security.  Please refer to page 10 for a complete listing of fund holdings.

The S&P 500 is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.  You cannot invest directly in an index.

Definition of “beta”: A measure of the volatility, or systematic risk, of a security or a portfolio in comparison to the market as a whole.  One can think of beta as the tendency of a security’s, or portfolio’s returns to respond to swings in the market.

Schooner Investment Group, LLC is the advisor for Schooner Growth and Income Fund, which is distributed by Quasar Distributors, LLC (1.09)

SCHOONER GROWTH AND INCOME FUND
Expense Example
(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including advisory fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (8/29/08–11/30/08).

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. If you purchase Class A shares of the Fund you will pay an initial sales charge of 4.75% when you invest. A 1.00% level load is imposed on Class C shares redeemed within twelve months. In addition, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Fund’s transfer agent. You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem your shares of the Fund within seven days of purchase. IRA accounts will be charged a $15.00 annual maintenance fee. To the extent the Fund invests in shares of ETFs or other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the Example. The Example includes, but is not limited to, advisory fees, 12b-1 fees, fund administration and accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the

SCHOONER GROWTH AND INCOME FUND
Expense Example (Continued)
(Unaudited)

relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Class A
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	8/29/2008	11/30/2008	8/29/2008–11/30/2008*
Actual**	$1,000.00	$856.00	$4.63
Hypothetical (5% return
before expenses)***	1,000.00	1,007.48	5.00

*	Expenses are equal to the Fund’s annualized expense ratio of 2.00%, multiplied by the average account value over the period, multiplied by 94/365 to reflect the one-half year period.
**	Including loads, your actual cost of investment in the Fund would be $51.91.
***	Including loads, your hypothetical cost of investment in the Fund would be $52.27.

	Class C
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	8/29/2008	11/30/2008	8/29/2008–11/30/2008*
Actual**	$1,000.00	$854.50	$6.36
Hypothetical (5% return
before expenses)***	1,000.00	1,005.61	6.88

*	Expenses are equal to the Fund’s annualized expense ratio of 2.75%, multiplied by the average account value over the period, multiplied by 94/365 to reflect the one-half year period.
**	Including loads, your actual cost of investment in the Fund would be $8.67.
***	Including loads, your hypothetical cost of investment in the Fund would be $9.38.

SCHOONER GROWTH AND INCOME FUND
Investment Highlights
(Unaudited)

The Fund’s primary investment objective is long-term capital appreciation with the generation of moderate current income. The Fund seeks to achieve its investment objective by investing its assets in a diversified portfolio of equity, convertible securities and single issuer equity call option securities of U.S. companies with large market capitalizations. The Fund considers companies with large market capitalizations (“large-cap companies”) to be those companies with market capitalizations of $5 billion or more. The Fund’s investment strategy consists of a three tiered approach, including:

1)	manage an equity portfolio of U.S. large cap companies;
2)	sell out-of-the-money single issuer call options against long equity positions;
3)	selectively purchase U.S. convertible securities.

The Fund’s sector breakdown as of November 30, 2008 is shown below.

Sector Breakdown
% of Investments

Continued

SCHOONER GROWTH AND INCOME FUND
Investment Highlights (Continued)
(Unaudited)
Total Returns as of November 30, 2008

No Load Returns
Since Inception
Class A	(14.40)%
Class C	(14.55)%
S&P 500 Index	(29.65)%
Front-End Load Returns
Since Inception
Class A	(18.47)%
Level Load Returns
Since Inception
Class C	(15.40)%

Performance data quoted represents past performance and does not guarantee future results. The Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-866-724-5997. The Fund imposes a 2.00% redemption fee on shares redeemed within seven days. Performance data does not reflect the redemption fee. If reflected total returns would be reduced.

Short-term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made solely on returns.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

The returns shown on the graph on page 9 and table above assume reinvestment of dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The chart illustrates performance of a hypothetical investment made in the Fund and index on inception date. The graph does not reflect any future performance.

The S&P 500 Index includes 500 common stocks, most of which are listed on the New York Stock Exchange. The Index is a market capitalization-weighted index representing approximately two-thirds of the total market value of all domestic common stocks.

One cannot invest directly in an index.

SCHOONER GROWTH AND INCOME FUND
Investment Highlights (Continued)
(Unaudited)

Schooner Growth and Income Fund Hypothetical Comparison of Change in Value of $10,000 Investment

SCHOONER GROWTH AND INCOME FUND

Schedule of Investments

November 30, 2008 (Unaudited)

	Shares	Value
Common Stocks 92.52%
Aerospace & Defense 4.17%
Honeywell International, Inc.	500	$13,930
Northrop Grumman Corp.	600	24,570
Raytheon Co.	1,000	48,800
United Technologies Corp.	900	43,677
		130,977
Biotechnology 3.26%
Amgen, Inc. (a)	1,000	55,540
Celgene Corp. (a)	900	46,890
		102,430
Chemicals 0.50%
Monsanto Co.	200	15,840

Commercial Banks 1.21%
SunTrust Banks, Inc.	1,200	38,076

Communications Equipment 1.26%
Cisco Systems, Inc. (a)	2,400	39,696

Computers & Peripherals 6.29%
Apple, Inc. (a)	500	46,335
EMC Corp. (a)	3,000	31,710
Hewlett-Packard Co.	2,000	70,560
International Business Machines Corp.	600	48,960
		197,565
Diversified Consumer Services 2.45%
Apollo Group, Inc. (a)	1,000	76,840

Diversified Financial Services 2.81%
Bank of America Corp.	2,900	47,125
J.P. Morgan Chase & Co.	1,300	41,158
		88,283
Diversified Telecommunication Services 3.84%
AT&T, Inc.	1,600	45,696
Verizon Communications, Inc.	2,300	75,095
		120,791
Electric Utilities 3.02%
American Electric Power Co, Inc.	1,900	59,451
NRG Energy, Inc. (a)	1,500	35,535
		94,986

The accompanying notes are an integral part of these financial statements.

SCHOONER GROWTH AND INCOME FUND

Schedule of Investments (Continued)

November 30, 2008 (Unaudited)

	Shares	Value
Electrical Equipment 1.49%
Emerson Electric Co.	1,300	$46,657

Energy Equipment & Services 1.71%
National Oilwell Varco, Inc. (a)	1,900	53,751

Food & Staples Retailing 5.40%
Costco Wholesale Corp.	700	36,029
The Kroger Co.	1,800	49,788
Wal-Mart Stores, Inc.	1,500	83,820
		169,637
Food Products 0.87%
Archer-Daniels-Midland Co.	1,000	27,380

Health Care Providers & Services 1.59%
Wellpoint, Inc. (a)	1,400	49,840

Hotels, Restaurants & Leisure 3.50%
McDonald’s Corp.	1,000	58,750
Yum! Brands, Inc.	1,900	51,186
		109,936
Household Products 3.70%
Colgate-Palmolive Co.	600	39,042
Procter & Gamble Co.	1,200	77,220
		116,262
Industrial Conglomerates 4.87%
3M Co.	900	60,237
General Electric Co.	1,500	25,755
Tyco International Ltd.	3,200	66,880
		152,872
Insurance 0.97%
Prudential Financial, Inc.	1,400	30,380

IT Services 1.48%
Accenture Ltd.	1,500	46,470

Media 2.95%
Time Warner, Inc.	6,500	58,825
The Walt Disney Co.	1,500	33,780
		92,605

The accompanying notes are an integral part of these financial statements.

SCHOONER GROWTH AND INCOME FUND

Schedule of Investments (Continued)

November 30, 2008 (Unaudited)

	Shares	Value
Oil, Gas & Consumable Fuels 13.95%
Anadarko Petroleum Corp.	1,700	$69,785
Apache Corp.	200	15,460
ConocoPhillips	1,400	73,528
Devon Energy Corp.	700	50,638
Exxon Mobil Corp.	1,000	80,150
Hess Corp.	900	48,636
Murphy Oil Corp.	800	35,240
Occidental Petroleum Corp.	1,200	64,968
		438,405
Pharmaceuticals 10.60%
Bristol-Myers Squibb Co.	2,300	47,610
Eli Lilly & Co.	1,500	51,225
Johnson & Johnson	900	52,722
Merck & Co., Inc.	2,500	66,800
Pfizer, Inc.	3,700	60,791
Wyeth	1,500	54,015
		333,163
Road & Rail 3.61%
CSX Corp.	1,300	48,412
Union Pacific Corp.	1,300	65,052
		113,464
Semiconductor & Semiconductor Equipment 2.77%
Intel Corp.	6,300	86,940

Software 0.51%
Oracle Corp. (a)	1,000	16,090

Specialty Retail 0.74%
Home Depot, Inc.	1,000	23,110

Textiles, Apparel & Luxury Goods 0.85%
Nike, Inc.	500	26,625

Tobacco 2.15%
Altria Group, Inc.	4,200	67,536
Total Common Stocks (Cost $3,037,026)		2,906,607

The accompanying notes are an integral part of these financial statements.

SCHOONER GROWTH AND INCOME FUND

Schedule of Investments (Continued)

November 30, 2008 (Unaudited)

	Shares	Value
Investment Companies 9.36%
Consumer Staples Select Sector SPDR Fund	500	$12,005
Energy Select Sector SPDR Fund	200	10,016
Financial Select Sector SPDR Fund	10,300	129,883
Industrial Select Sector SPDR Fund	500	11,610
Materials Select Sector SPDR Fund	2,900	67,280
Technology Select Sector SPDR Fund	600	9,198
Utilities Select Sector SPDR Fund	1,800	54,234
Total Investment Companies (Cost $325,046)		294,226

	Principal
	Amount
Short Term Investments 13.16%
AIM STIT-Treasury Portfolio (b)	$300,845	300,845
First American Treasury Obligations Fund (b)	112,692	112,692
Total Short Term Investments (Cost $413,537)		413,537
Total Investments (Cost $3,775,609) 115.04%		3,614,370
Liabilities in Excess of Other Assets (15.04)%		(472,509)
Total Net Assets 100.00%		$3,141,861

Percentages are stated as a percent of net assets.

(a)	Non Income Producing
(b)	Variable rate security; the rate shown represents the rate at November 30, 2008.

The accompanying notes are an integral part of these financial statements.

SCHOONER GROWTH AND INCOME FUND

Schedule of Options Written

November 30, 2008 (Unaudited)

	Contracts	Value
Open Written Call Options
3M Co.
Expiration: December 2008, Exercise Price: $65.00	9	$3,510
Accenture Ltd.
Expiration: December 2008, Exercise Price: $30.00	15	3,525
Altria Group, Inc.
Expiration: December 2008, Exercise Price: $16.00	42	2,730
American Electric Power Co, Inc.
Expiration: December 2008, Exercise Price: $32.50	19	1,425
Amgen, Inc.
Expiration: December 2008, Exercise Price: $57.50	10	1,650
Anadarko Petroleum Corp.
Expiration: December 2008, Exercise Price: $35.00	10	5,950
Expiration: December 2008, Exercise Price: $40.00	7	2,520
Apache Corp.
Expiration: December 2008, Exercise Price: $80.00	2	830
Apollo Group, Inc.
Expiration: December 2008, Exercise Price: $70.00	6	5,160
Expiration: December 2008, Exercise Price: $75.00	4	2,080
Apple, Inc.
Expiration: December 2008, Exercise Price: $95.00	5	2,625
Archer-Daniels-Midland Co.
Expiration: December 2008, Exercise Price: $30.00	10	950
AT&T, Inc.
Expiration: December 2008, Exercise Price: $28.00	16	2,736
Bank of America Corp.
Expiration: December 2008, Exercise Price: $12.50	29	11,745
Bristol-Myers Squibb Co.
Expiration: December 2008, Exercise Price: $20.00	10	1,300
Expiration: December 2008, Exercise Price: $22.50	13	364
Celgene Corp.
Expiration: December 2008, Exercise Price: $55.00	9	1,710
Cisco Systems, Inc.
Expiration: December 2008, Exercise Price: $17.00	24	1,800
Colgate-Palmolive Co.
Expiration: December 2008, Exercise Price: $65.00	6	1,560
ConocoPhillips
Expiration: December 2008, Exercise Price: $50.00	14	7,000
Consumer Staples Select Sector SPDR Fund
Expiration: December 2008, Exercise Price: $23.00	5	712
Costco Wholesale Corp.
Expiration: December 2008, Exercise Price: $50.00	7	2,590
CSX Corp.
Expiration: December 2008, Exercise Price: $35.00	13	4,940

The accompanying notes are an integral part of these financial statements.

SCHOONER GROWTH AND INCOME FUND

Schedule of Options Written (Continued)

November 30, 2008 (Unaudited)

	Contracts	Value
Devon Energy Corp.
Expiration: December 2008, Exercise Price: $80.00	7	$1,295
Eli Lilly & Co.
Expiration: December 2008, Exercise Price: $35.00	15	1,650
EMC Corp.
Expiration: December 2008, Exercise Price: $9.00	25	4,212
Emerson Electric Co.
Expiration: December 2008, Exercise Price: $35.00	13	3,250
Energy Select Sector SPDR Fund
Expiration: December 2008, Exercise Price: $44.00	2	1,480
Exxon Mobil Corp.
Expiration: December 2008, Exercise Price: $75.00	10	7,100
Financial Select Sector SPDR Fund
Expiration: December 2008, Exercise Price: $11.00	103	20,600
General Electric Co.
Expiration: December 2008, Exercise Price: $14.00	15	5,175
Hess Corp.
Expiration: December 2008, Exercise Price: $55.00	9	3,420
Hewlett-Packard Co.
Expiration: December 2008, Exercise Price: $35.00	13	2,730
Expiration: December 2008, Exercise Price: $37.50	7	665
Home Depot, Inc.
Expiration: December 2008, Exercise Price: $20.00	10	3,210
Honeywell International, Inc.
Expiration: December 2008, Exercise Price: $27.50	5	950
Industrial Select Sector SPDR Fund
Expiration: December 2008, Exercise Price: $22.00	5	950
Intel Corp.
Expiration: December 2008, Exercise Price: $14.00	63	3,906
International Business Machines Corp.
Expiration: December 2008, Exercise Price: $80.00	6	3,000
J.P. Morgan Chase & Co.
Expiration: December 2008, Exercise Price: $25.00	13	10,075
Johnson & Johnson
Expiration: December 2008, Exercise Price: $60.00	9	1,350
The Kroger Co.
Expiration: December 2008, Exercise Price: $27.50	18	2,718
Materials Select Sector SPDR Fund
Expiration: December 2008, Exercise Price: $23.00	29	3,843
McDonald’s Corp.
Expiration: December 2008, Exercise Price: $55.00	10	4,620
Merck & Co., Inc.
Expiration: December 2008, Exercise Price: $27.50	25	2,250
Monsanto Co.
Expiration: December 2008, Exercise Price: $75.00	2	1,400

The accompanying notes are an integral part of these financial statements.

SCHOONER GROWTH AND INCOME FUND

Schedule of Options Written (Continued)

November 30, 2008 (Unaudited)

	Contracts	Value
Murphy Oil Corp.
Expiration: December 2008, Exercise Price: $45.00	8	$2,120
National Oilwell Varco, Inc.
Expiration: December 2008, Exercise Price: $22.50	19	11,780
Nike, Inc.
Expiration: December 2008, Exercise Price: $55.00	5	1,175
Northrop Grumman Corp.
Expiration: December 2008, Exercise Price: $40.00	6	1,605
NRG Energy, Inc.
Expiration: December 2008, Exercise Price: $22.50	15	4,125
Occidental Petroleum Corp.
Expiration: December 2008, Exercise Price: $50.00	12	7,200
Oracle Corp.
Expiration: December 2008, Exercise Price: $18.00	10	320
Pfizer, Inc.
Expiration: December 2008, Exercise Price: $17.50	37	1,184
Procter & Gamble Co.
Expiration: December 2008, Exercise Price: $65.00	12	2,520
Prudential Financial, Inc.
Expiration: December 2008, Exercise Price: $25.00	14	2,380
Raytheon Co.
Expiration: December 2008, Exercise Price: $50.00	10	1,200
SunTrust Banks, Inc.
Expiration: December 2008, Exercise Price: $25.00	12	9,240
Technology Select Sector SPDR Fund
Expiration: December 2008, Exercise Price: $15.00	6	540
Time Warner, Inc.
Expiration: December 2008, Exercise Price: $9.00	65	4,550
Tyco International Ltd.
Expiration: December 2008, Exercise Price: $17.50	19	7,125
Expiration: December 2008, Exercise Price: $20.00	13	2,405
Union Pacific Corp.
Expiration: December 2008, Exercise Price: $50.00	5	1,500
Expiration: December 2008, Exercise Price: $55.00	8	720
United Technologies Corp.
Expiration: December 2008, Exercise Price: $50.00	9	1,845
Utilities Select Sector SPDR Fund
Expiration: December 2008, Exercise Price: $28.00	18	4,680
Verizon Communications, Inc.
Expiration: December 2008, Exercise Price: $30.00	15	5,550
Expiration: December 2008, Exercise Price: $32.50	8	1,320
Wal-Mart Stores, Inc.
Expiration: December 2008, Exercise Price: $55.00	15	4,125
The Walt Disney Co.
Expiration: December 2008, Exercise Price: $22.50	15	1,875

The accompanying notes are an integral part of these financial statements.

SCHOONER GROWTH AND INCOME FUND

Schedule of Options Written (Continued)

November 30, 2008 (Unaudited)

	Contracts	Value
Wellpoint, Inc.
Expiration: December 2008, Exercise Price: $30.00	14	$8,400
Wyeth
Expiration: December 2008, Exercise Price: $35.00	15	3,675
Yum! Brands, Inc.
Expiration: December 2008, Exercise Price: $25.00	19	5,035
Total Call Options Written (Premiums received $145,587)		$257,455

The accompanying notes are an integral part of these financial statements.

SCHOONER GROWTH AND INCOME FUND

Statement of Assets and Liabilities

November 30, 2008 (Unaudited)

Assets
Investments, at value (cost $3,775,609)	$3,614,370
Cash	102,229
Dividends and interest receivable	10,044
Receivable from Advisor	28,495
Prepaid assets	10,818
Total Assets	3,765,956

Liabilities
Written options, at value (premium received $145,587)	257,455
Payable for investments purchased	333,546
Payable to affiliates	13,345
Accrued expenses and other liabilities	19,749
Total Liabilities	624,095
Net Assets	$3,141,861

Net assets consist of:
Paid in capital	$3,359,795
Undistributed net investment income	4,569
Undistributed net realized gain	50,604
Net unrealized appreciation (depreciation) on:
Investments	(161,239)
Options	(111,868)
Net Assets	$3,141,861

Class A Shares
Net assets	$3,074,969
Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	179,650
Net asset value and redemption price per Share(1)	$17.12
Maximum offering price per share ($17.12/0.9525)	$17.97

Class C Shares
Net assets	$66,892
Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	3,915
Net asset value and offering price per share(1)	$17.09

(1)	If applicable, redemption price per share may be reduced by a redemption fee.

The accompanying notes are an integral part of these financial statements.

SCHOONER GROWTH AND INCOME FUND

Statement of Operations

For the Period Ended November 30, 2008(1) (Unaudited)

Investment Income
Dividend income	$12,209
Interest income	2,064
Total Investment Income	14,273

Expenses
Administration fees	7,380
Transfer agent fees and expenses	6,840
Fund accounting fees	6,750
Investment advisory fees	6,002
Audit and tax fees	5,580
Legal fees	2,430
Reports to shareholders	1,980
Federal and state registration fees	1,530
Custody fees	1,530
Distribution fees - Class A	1,168
Trustees’ fees and related expenses	450
Distribution fees - Class C	131
Other expenses	2,430
Net Expenses	44,201
Add reimbursements to Advisor (Note 4)	(34,497)
Net Expenses	9,704

Net Investment Income	4,569

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investments	(154,142)
Options	204,746
Net change in unrealized appreciation (depreciation) on:
Investments	(161,239)
Options	(111,868)
Net Realized and Unrealized Loss on Investments	(222,503)
Net Decrease in Net Assets from Operations	$(217,934)

(1)	Fund commenced operations on August 29, 2008.

The accompanying notes are an integral part of these financial statements.

SCHOONER GROWTH AND INCOME FUND

Statement of Changes in Net Assets

Period Ended
November 30, 2008(1)
(Unaudited)

From Operations
Net investment income	$4,569
Net realized gain(loss) on:
Investments	(154,142)
Options	204,746
Net change in unrealized appreciation/depreciation on:
Investments	(161,239)
Written options	(111,868)
Net decrease in net assets from operations	(217,934)

From Capital Share Transactions
Proceeds from shares sold - Class A	3,284,902
Proceeds from shares sold - Class C	75,065
Payments for shares redeemed - Class A	(109)
Payments for shares redeemed - Class C	(63)
Net increase in net assets from capital share transactions	3,359,795
Total Increase in Net Assets	3,141,861

Net Assets
Beginning of Period	$—
End of Period	$3,141,861
Undistributed Net Investment Income	$4,569

(1)	Fund commenced operations on August 29, 2008.

The accompanying notes are an integral part of these financial statements.

SCHOONER GROWTH AND INCOME FUND – CLASS A

Financial Highlights

Per Share Data for a Share Outstanding Throughout the Period

Period Ended
November 30, 2008(1)
(Unaudited)
Net Asset Value, Beginning of Period	$20.00

Income from investment operations:
Net investment income(2)	0.04
Net realized and unrealized gain (loss) on investments	(2.92)
Total from investment operations	(2.88)
Net Asset Value, End of Period	$17.12
Total return(3)(4)	(14.40)%

Supplemental Data and Ratios:
Net assets, end of period (000’s)	$3,075
Ratio of expenses to average net assets(5)(6)	2.00%
Ratio of net investment income to average net assets(5)(6)	0.98%
Portfolio turnover rate(4)	29.74%

(1)	Fund commenced operations on August 29, 2008.
(2)	Per share net investment income was calculated using average shares outstanding.
(3)	Based on net asset value, which does not reflect the sales charge.
(4)	Not annualized.
(5)
Net of waivers and reimbursement of expenses by Advisor.  Without waivers and reimbursement of expenses, the ratio of expenses to average net assets would have been 9.15% and the ratio of net investment loss to average net assets would have been -6.17% for the period ended November 30, 2008.

(6)	Annualized.

The accompanying notes are an integral part of these financial statements.

SCHOONER GROWTH AND INCOME FUND – CLASS C

Financial Highlights

Per Share Data for a Share Outstanding Throughout the Period

Period Ended
November 30, 2008(1)
(Unaudited)
Net Asset Value, Beginning of Period	$20.00

Income from investment operations:
Net investment income(2)	— (3)
Net realized and unrealized gain (loss) on investments	(2.91)
Total from investment operations	(2.91)
Net Asset Value, End of Period	$17.09
Total return(4)	(14.55)%

Supplemental Data and Ratios:
Net assets, end of period (000’s)	$67
Ratio of expenses to average net assets(5)(6)	2.75%
Ratio of net investment income to average net assets(5)(6)	0.06%
Portfolio turnover rate(4)	29.74%

(1)	Fund commenced operations on August 29, 2008.
(2)	Per share net investment income was calculated using average shares outstanding.
(3)	Less than one half cent per share.
(4)	Not annualized.
(5)
Net of waivers and reimbursement of expenses by Advisor.  Without waivers and reimbursement of expenses, the ratio of expenses to average net assets would have been 10.97% and the ratio of net investment loss to average net assets would have been -8.16% for the period ended November 30, 2008.

(6)	Annualized.

The accompanying notes are an integral part of these financial statements.

SCHOONER GROWTH AND INCOME FUND
Notes to Financial Statements
November 30, 2008 (Unaudited)

(1)	Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Schooner Growth and Income Fund (the “Fund”) represents a distinct diversified series with its own investment objectives and policies within the Trust. The Fund currently offers Class A and Class C shares. The classes differ principally in their respective distribution expenses and arrangements as well as their respective sales and redemption fee arrangements. All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Class A shares are subject to an initial maximum sales charge of 4.75% imposed at the time of purchase. The sales charge declines as the amount purchased increases in accordance with the Fund’s prospectus. Class C shares are subject to a level sales load for redemptions made within twelve months of purchase, in accordance with the Fund’s prospectus. The level sales load is 1.00% of the lesser of the original purchase price or the value of shares being redeemed. Institutional Class shares are no-load shares. The investment objective of the Fund is long-term capital appreciation with the generation of moderate current income. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The assets of the Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Fund became effective and commenced operations on August 28, 2008. Costs incurred by the Fund in connection with the organization, registration and the initial public offering of shares were paid by Schooner Investment Group, LLC (the “Advisor”).

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

(a)	Investment Valuation

Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the stock is traded. Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the closing bid price on such day. When market quotations are not readily available, any security or other asset is valued at its fair value as determined in good faith in accordance with procedures adopted by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or

SCHOONER GROWTH AND INCOME FUND
Notes to Financial Statements (Continued)
November 30, 2008 (Unaudited)

world events cause the Advisor to believe that a security’s last sale price may not reflect its actual market value at the time of the U.S. market close. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Fund would compare the new market quotation to the fair value price to evaluate the effectiveness of its fair valuation. If any significant discrepancies are found, the Fund may adjust its fair valuation pricing procedures.

The Board of Trustees will regularly evaluate whether their fair valuation pricing procedures continue to be appropriate in light of the specific circumstances of the Trust and the quality of prices obtained through their application by the Valuation Committee.

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements”. SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with GAAP and expands disclosure about fair value measurements. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. The Fund adopted SFAS No. 157 and performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Based on this assessment, the adoption of SFAS No. 157 did not have a material impact on the Fund’s net asset values.

FAS 157 – Summary of Fair Value Exposure at November 30, 2008

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2008, in valuing the Fund’s investments carried at fair value:

Description	Total	Level 1	Level 2	Level 3
Investments in:
Securities	$3,614,370	$3,614,370	$0	$0
Written Options	257,455	257,455	0	0
Total	$3,871,825	$3,871,825	$0	$0

In March 2008, Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”) was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses

SCHOONER GROWTH AND INCOME FUND
Notes to Financial Statements (Continued)
November 30, 2008 (Unaudited)

derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. Management is currently evaluating the implications of SFAS 161. The impact on the Fund’s financial statement disclosures, if any, is currently being assessed.

(b)	Federal Income Taxes

The Fund complies with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and makes the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

Effective November 30, 2007, the Fund adopted Financial Accounting Standards Board (“FASB”) Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes”, a clarification of FASB Statement No. 109, “Accounting for Income Taxes”. FIN 48 establishes financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. FIN 48 was applied to all open tax years as of the effective date. The adoption of FIN 48 had no impact on the Fund’s net assets or results of operations.

As of and during the period ended November 30, 2008, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the Fund did not incur any interest or penalties.

(c)	Distributions to Shareholders

The Fund will distribute net investment income and net realized long-or short-term capital gains at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.

(d)	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(e)	Share Valuation

The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange is closed for trading. The

SCHOONER GROWTH AND INCOME FUND
Notes to Financial Statements (Continued)
November 30, 2008 (Unaudited)

offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share. The Fund charges a 2.00% redemption fee on shares held less than ninety days. These fees are deducted from the redemption proceeds otherwise payable to the shareholder. The Fund will retain the fee charged as an increase in paid-in capital and such fees become part of the Fund’s daily NAV calculation.

(f)	Expenses

Expenses associated with a specific fund in the Trust are charged to that fund. Common expenses are allocated between the funds of the Trust based upon the ratio of the net assets of each fund to the combined net assets of the Trust, or other equitable means.

(g)	Other

Investment transactions are recorded on the trade date. The Fund determines the gain or loss from investment transactions on the identified cost basis by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

(3)	Distribution and Shareholder Servicing Plan

The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 act (the “12b-1 Plan”), on behalf of the Fund, which authorizes it to pay Quasar Distributors, LLC (the “Distributor”) a distribution fee of 0.25% and 0.75% of the Fund’s average daily net assets of Class A and Class C shares, respectively, for services to prospective Fund shareholders and distribution of Fund shares.

(4)	Investment Advisor

The Trust has an Investment Advisory Agreement (the “Agreement”) with the Advisor to furnish investment advisory services to the Fund. Under the terms of the Agreement, the Trust, on behalf of the Fund, compensates the Advisor for its management services at the annual rate of 1.25% of the Fund’s average daily net assets.

The Advisor has contractually agreed to waive its management fee and/or reimburse the Fund’s other expenses for an indefinite period at the discretion of the Advisor and the Board of Trustees to the extent necessary to ensure that the Fund’s operating expenses do not exceed 2.00% and 2.75% (the “Expense Limitation Cap”) of the Fund’s average daily net assets, for Class A and Class C shares, respectively. For the period ended November 30, 2008, expenses of $34,497 incurred by the Fund were waived by the Advisor. Any such waiver or reimbursement is subject to later adjustment to allow the Advisor to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than the Expense Limitation Cap; provided, however, that the Advisor shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed.

SCHOONER GROWTH AND INCOME FUND
Notes to Financial Statements (Continued)
November 30, 2008 (Unaudited)

(5)	Related Party Transactions

A Trustee and Officers of the Trust are affiliated with U.S. Bancorp Fund Services, LLC and U.S. Bank, N.A., which provide accounting, administration, transfer agency and custodian services to the Fund. A Trustee of the Trust is an interested person of Quasar Distributors, LLC, the Fund’s principal underwriter.

(6)	Capital Share Transactions

Transactions in shares of the Fund were as follows:

Period Ended
Class A Shares	November 30, 2008(1)
Shares sold	179,656
Shares issued to holders in reinvestment of distribution	—
Shares redeemed	(6)
Net increase	179,650
Period Ended
Class C Shares	November 30, 2008(1)
Shares sold	3,919
Shares issued to holders in reinvestment of distribution	—
Shares redeemed	(4)
Net increase	3,915

(1)	Fund commenced operations on August 29, 2008.

(7)	Investment Transactions

The aggregate purchases and sales of securities, excluding short-term investments, for the Fund for the period ended November 30, 2008, were $4,040,989 and $524,180, respectively. There were no purchases or sales of U.S. Government securities for the Fund.

(8)	Options Written

Transactions in options written during the period ended November 30, 2008 were as follows:

	Call Options
	Contracts	Premiums
Outstanding, beginning of period	—	—
Options written	3,633	$404,442
Options terminated in closing transactions	(2,287)	(226,589)
Options exercised	(10)	(595)
Options expired	(233)	(31,671)
Outstanding, end of period	1,103	$145,587

SCHOONER GROWTH AND INCOME FUND
Basis for Trustees’ Approval of Investment Advisory Agreement

The Board of Trustees (the “Trustees”) of Trust for Professional Managers (the “Trust”) met on July 21, 2008 to consider the initial approval of the Investment Advisory Agreement (the “Agreement”) between the Schooner Growth and Income Fund (the “Fund”), a series of the Trust, and Schooner Investment Group, LLC, the Fund’s investment advisor (the “Advisor”).  In advance of the meeting, the Trustees requested and received materials to assist them in considering the approval of the Agreement.  The materials provided contained information with respect to the factors enumerated below, including the Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the approval of the Agreement, detailed comparative information relating to the advisory fees and other expenses of the Fund, due diligence materials relating to the Advisor (including a due diligence questionnaire completed on behalf of the Fund by the Advisor, Form ADV, financial statements, bibliographic information of key personnel, written compliance program and Code of Ethics) and other pertinent information.

Mr. Gregory R. Levinson, who will serve as the Fund’s portfolio manager, attended the meeting of the Trustees held on April 30, 2008, and provided information concerning the Advisor’s three-tiered investment approach focusing on large cap domestic equity securities, call options and convertible securities.  Mr. Levinson also discussed his background and the Advisor’s operations and staff and provided information concerning the Advisor’s marketing efforts and the person who would lead those efforts.

In considering approval of the Agreement, the Trustees also reviewed the Trust’s post effective amendment to its Form N-1A registration statement, including the prospectus and statement of additional information included therein, relating to the initial registration of the Fund.  Based on its evaluation of information provided by the Advisor, in conjunction with the Fund’s other service providers, the Trustees, by a unanimous vote (including a separate vote of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)), approved the Agreement for an initial term ending two years following the Fund’s commencement of operations pursuant to an effective registration statement.

DISCUSSION OF FACTORS CONSIDERED

In considering the Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

1.	NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED TO THE FUND.

The Trustees considered the nature, extent and quality of services to be provided by the Advisor to the Fund.  The Trustees considered the Advisor’s specific responsibilities in all aspects of day-to-day management of the Fund, as well as the qualifications, experience and responsibilities of Mr. Levinson and other key personnel at the Advisor involved in the day-to-day activities of the Fund.  The Trustees reviewed the structure of the Advisor’s compliance procedures and the information provided by the Advisor in response to the TPM Due Diligence Questionnaire as well as other information provided by the Advisor and forwarded to

SCHOONER GROWTH AND INCOME FUND
Basis for Trustees’ Approval of Investment Advisory Agreement
(Continued)

the Trustees.  The Trustees also noted any services that extended beyond portfolio management, and they considered the overall capability of the Advisor.  The Trustees also considered information presented by Mr. Levinson regarding the Advisor’s investment process and its proprietary models that use both qualitative and quantitative analysis to select investments.  The Trustees, in consultation with their independent counsel, reviewed the Advisor’s Policies and Procedures and compliance program and were assured that it was fully compliant with Rule 206(4)-7(a) promulgated under the Investment Advisors Act of 1940, as amended.  The Trustees concluded that the Advisor had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Agreement and that the nature, overall quality and extent of the management services to be provided to the Fund were satisfactory and reliable.

2.	INVESTMENT PERFORMANCE OF THE ADVISOR.

In assessing the portfolio management services to be provided by the Advisor, the Trustees noted Mr. Levinson’s presentation to them on April 30, 2008, during which Mr. Levinson provided information concerning the founding of the Advisor and his investment management experience.  The Trustees acknowledged Mr. Levinson’s history as an independent investment manager since 2002 and Mr. Levinson’s management of a private investment partnership.  The Trustees also reviewed the qualifications, background and experience of the staff of the Advisor, including Mr. Levinson, as presented at the April 30, 2008 meeting and set forth in the Advisor’s Form ADV and the Fund’s prospectus and statement of additional information.  After considering all of the information, the Trustees concluded that the Fund and its shareholders were likely to benefit from the Advisor’s management.

3.	COSTS OF SERVICES AND PROFITS REALIZED BY THE ADVISOR.

The Trustees considered the cost of services and the structure of the Advisor’s fees.  The Trustees considered the cost structure of the Fund relative to its peer group based on the Lipper fee analysis provided to the Trustees as well as the proposed expense waivers and reimbursements of the Advisor.  The Trustees also examined the level of profits that could be expected to accrue to the Advisor from the fees payable under the Agreement and the proposed expense subsidization undertaken by the Advisor.

The Trustees noted that the Fund’s contractual management fee of 1.25% was higher than the industry average of .688% for similar funds, but was reasonable in light of the three-tiered investment strategy that the Advisor intended to employ and when the proposed expense waivers and reimbursements of the Advisor were applied to the Fund’s overall expenses.  The Fund’s projected total expense ratio of 1.77% for its Class A shares fell within the third quartile of its peer group of large-cap growth funds.  The total expense ratios for the Fund’s Class C and Class I shares were projected to be 2.52% and 1.52%, respectively, for the Fund’s first year of operations.  The Trustees noted that the Fund’s total expenses for the Fund’s Class A shares would be

SCHOONER GROWTH AND INCOME FUND
Basis for Trustees’ Approval of Investment Advisory Agreement
(Continued)

capped at 2.00% (and would be capped at 2.75% and 1.75% for the Fund’s Class C and Class I shares, respectively).  The Trustees concluded that the Fund’s expenses and the fees paid to the Advisor were fair and reasonable in light of the comparative expense and advisory fee information and the investment management services to be provided by the Advisor.  The Trustees further concluded that the Advisor’s profit from sponsoring the Fund would not be excessive and would enable the Advisor to maintain adequate profit levels to support its provision of advisory services to the Fund.

4.	EXTENT OF ECONOMIES OF SCALE AS THE FUND GROWS.

The Trustees reviewed the structure of the Advisor’s advisory fees and discussed potential economies of scale (and if such economies are realized, how they would be shared with shareholders).  The Trustees concluded that the potential economies of scale that the Fund might realize would be achievable under the structure of the Advisor’s advisory fees and the Fund’s expenses.  The Trustees reviewed all proposed expense waivers and reimbursements by the Advisor with respect to the Fund.  With respect to the Advisor’s fee structure and any applicable expense waivers, the Trustees concluded that the realized and potential economies of scale with respect to the Fund were acceptable.

5.	BENEFITS DERIVED FROM THE RELATIONSHIP WITH THE FUND.

The Trustees considered the direct and indirect benefits that could be received by the Advisor from its association with the Fund.  The Trustees examined the allocation of brokerage by the Advisor with respect to the Fund, noting that the Advisor does not currently obtain brokerage or research services through the allocation of brokerage.  The Trustees concluded that the benefits the Advisor may receive, such as greater name recognition or the ability to attract additional investor assets, appear to be reasonable, and in many cases may benefit the Fund.

CONCLUSIONS

The Trustees considered all of the foregoing factors.  In considering the Agreement, the Trustees did not identify any one factor as all-important, but rather considered all of these factors collectively in light of the Fund’s surrounding circumstances.  Based on this review, the Trustees, including a majority of the Independent Trustees, approved the Agreement with the Fund as being in the best interests of the Fund and its shareholders.

SCHOONER GROWTH AND INCOME FUND
Additional Information
(Unaudited)

Indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts that provide general indemnifications to other parties. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Information about Trustees

The business and affairs of the Trust are managed under the direction of the Trust’s Board of Trustees. Information pertaining to the Trustees of the Trust is set forth below. The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 1-866-724-5997.

Independent Trustees

Number of
		Term of	Principal	Portfolios	Other
	Position(s)	Office and	Occupation(s)	in Trust	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee

Dr. Michael D. Akers	Trustee	Indefinite	Professor of	24	Independent
615 E. Michigan St.		Term; Since	Accounting,		Trustee, USA
Milwaukee, WI 53202		August 22,	Marquette		MUTUALS
Age: 53		2001	University		(an open-end
			(2004–present);		investment
			Associate Professor		company with
			of Accounting,		two portfolios)
Marquette University
(1996–2004)
Gary A. Drska	Trustee	Indefinite	Captain, Midwest	24	Independent
615 E. Michigan St.		Term; Since	Airlines, Inc.		Trustee, USA
Milwaukee, WI 53202		August 22,	(airline company)		MUTUALS
Age: 52		2001	(2000– present);		(an open-end
			Director, Flight		investment
			Standards &		company with
			Training		two portfolios)
(1990–1999).

SCHOONER GROWTH AND INCOME FUND
Additional Information (Continued)
(Unaudited)

Number of
		Term of	Principal	Portfolios	Other
	Position(s)	Office and	Occupation(s)	in Trust	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee
Interested Trustees and Officers
Joseph C. Neuberger*	Chairperson,	Indefinite	Executive Vice	24	Director/
615 E. Michigan St.	President	Term; Since	President, U.S.		Trustee,
Milwaukee, WI 53202	and	August 22,	Bancorp Fund		Buffalo Funds
Age: 46	Trustee	2001	Services, LLC		(an open-end
			(1994–present)		investment
company with
nine portfolios);
Trustee, USA
MUTUALS (an
open-end
investment
company with
two portfolios)
John Buckel	Vice	Indefinite	Fund Administration	N/A	N/A
615 E. Michigan St.	President	Term; Since	and Compliance,
Milwaukee, WI 53202	and	January 11,	U.S. Bancorp Fund
Age: 51	Treasurer/	2008	Services, LLC
	Principal		(2004–present);
	Accounting		UMB Investment
	Officer		Services Group
(2000–2004).
Michael McVoy	Chief	Indefinite	Chief Compliance	N/A	N/A
615 E. Michigan St.	Compliance	Term; Since	Officer, U.S.
Milwaukee, WI 53202	Officer	August,	Bancorp Fund
Age: 51		2008	Services, LLC
(2002–present).
Rachel A. Spearo	Secretary	Indefinite	Legal Compliance	N/A	N/A
615 E. Michigan St.		Term; Since	Administrator, U.S.
Milwaukee, WI 53202		November 15,	Bancorp Fund
Age: 29		2005	Services, LLC
(2004–present)

*
Mr. Neuberger is an “interested person” of the Trust as defined by the 1940 Act. Mr. Neuberger is an interested person of the Trust by virtue of the fact that he is an affiliated person of Quasar Distributors, LLC, the Fund’s principal underwriter.

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A NOTE ON FORWARD LOOKING STATEMENTS

Except for historical information contained in the annual report for the Fund, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Securities Litigation Reform Act of 1995. These include any Advisor or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Fund in the current Prospectus, other factors bearing on this report include the accuracy of the Advisor’s or portfolio managers’ forecasts and predictions, and the appropriateness of the investment programs designed by the Advisor or portfolio managers to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Fund to differ materially as compared to benchmarks associated with the Fund.

ADDITIONAL INFORMATION

The Schooner Growth and Income Fund has adopted proxy voting policies and procedures that delegate to the Advisor, the authority to vote proxies. A description of the Schooner Growth and Income Fund’s proxy voting policies and procedures is available without charge, upon request, by calling the Fund toll free at 1-866-724-5997. A description of these policies and procedures is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The Fund’s initial proxy voting record will be available for the period ended June 30, 2009 without charge, upon request by calling toll free, 1-866-724-5997 or by accessing the SEC’s website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC four times each fiscal year at quarter-ends. The Fund files its schedule of portfolio holdings with the SEC on Form N-CSR (second and fourth quarters) and on Form N-Q (first and third quarters). Shareholders may view the Fund’s Forms N-CSR and N-Q on the SEC’s website at http://www.sec.gov. Forms N-CSR and N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the SEC’s Public Reference Room may be obtained by calling 1-202-551-8090 (direct) or 1-800-SEC-0330 (general SEC number).

SCHOONER GROWTH AND INCOME FUND

Investment Advisor	Schooner Investment Group, LLC
150 N. Radnor Chester Road
Suite F-200
Radnor, Pennsylvania 19087

Legal Counsel	Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, Wisconsin 53202

Independent Registered Public	Cohen Fund Audit Services, Ltd.
Accounting Firm	800 Westpoint Parkway, Suite 1100
Westlake, Ohio 44145

Transfer Agent, Fund Accountant and	U.S. Bancorp Fund Services, LLC
Fund Administrator	615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian	U.S. Bank, N.A.
Custody Operations
1555 N. River Center Drive
Suite 302
Milwaukee, Wisconsin 53212

Distributor	Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(b)	(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(c)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)  /s/ Joseph Neuberger
Joseph Neuberger, President

Date  2/4/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Joseph Neuberger
Joseph Neuberger, President

Date  2/4/09

By (Signature and Title)  /s/ John Buckel
John Buckel, Treasurer

Date  2/4/09